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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)                (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:   February 28

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Energy: 79.7%
83,921	@	Anadarko Petroleum Corp.	$7,453,863	2.8
9,873	@	Antero Resources Corp.	542,028	0.2
39,630		Apache Corp.	3,625,749	1.4
39,288		Arch Coal, Inc.	160,295	0.1
49,976		Baker Hughes, Inc.	2,846,633	1.1
53,800	@	Basic Energy Services, Inc.	763,422	0.3
77,657		Cabot Oil & Gas Corp.	2,675,284	1.0
14,000		Calfrac Well Services Ltd.	416,093	0.2
40,688	@	Cameron International Corp.	2,253,708	0.9
80,100	@	Canadian Natural Resources Ltd.	2,636,892	1.0
57,403		Chesapeake Energy Corp.	1,542,419	0.6
207,203		Chevron Corp.	25,369,935	9.7
5,900		Cimarex Energy Co.	558,022	0.2
43,900	@	Cobalt International Energy, Inc.	975,897	0.4
7,000	@	Concho Resources, Inc.	727,510	0.3
106,733		ConocoPhillips	7,770,162	3.0
64,379		Consol Energy, Inc.	2,290,605	0.9
63,893	@	Denbury Resources, Inc.	1,065,735	0.4
37,499	@	Devon Energy Corp.	2,273,189	0.9
9,803		Diamond Offshore Drilling	588,670	0.2
18,700	@	Energy XXI Bermuda Ltd.	507,892	0.2
19,879	@	Ensco PLC	1,174,451	0.4
45,276		EOG Resources, Inc.	7,470,540	2.8
12,817		EQT Corp.	1,090,855	0.4
4,520		Eurasia Drilling Co. Ltd.. GDR	197,072	0.1
324,231		ExxonMobil Corp.	30,309,114	11.5
36,245	@	FMC Technologies, Inc.	1,743,385	0.7
22,500	@	Forum Energy Technologies, Inc.	607,725	0.2
50,800	@	FX Energy, Inc.	173,736	0.1
142,255	@	Halliburton Co.	7,493,993	2.8
9,144		Helmerich & Payne, Inc.	704,088	0.3
42,520		Hess Corp.	3,449,648	1.3
57,301		Kinder Morgan, Inc.	2,036,478	0.8
18,800	@	Laredo Petroleum Holdings, Inc.	507,412	0.2
70,921		Marathon Oil Corp.	2,555,993	1.0
34,845		Marathon Petroleum Corp.	2,883,075	1.1
23,800	@	MEG Energy Corp.	678,016	0.2
20,297		Murphy Oil Corp.	1,317,884	0.5
41,050	@	Nabors Industries Ltd.	679,378	0.3
46,178		National Oilwell Varco, Inc.	3,763,507	1.4
40,250	@	Newfield Exploration Co.	1,131,025	0.4
41,654		Noble Energy, Inc.	2,925,777	1.1
49,655	@	Noble Corp. PLC	1,892,849	0.7
106,865	@	Occidental Petroleum Corp.	10,147,900	3.9
34,200	@	Patterson-UTI Energy, Inc.	797,202	0.3
33,779		Peabody Energy Corp.	614,778	0.2
81,952		Phillips 66	5,704,679	2.2
29,724		Pioneer Natural Resources Co.	5,283,441	2.0
15,395		QEP Resources, Inc.	492,948	0.2
36,533		Range Resources Corp.	2,836,787	1.1
53,402	@	Rowan Companies PLC	1,848,777	0.7
11,227		Royal Dutch Shell PLC – Class A ADR	748,841	0.3
180,093	@	Schlumberger Ltd.	15,923,823	6.1
7,800		SM Energy Co.	687,492	0.3
70,855	@	Southwestern Energy Co.	2,739,254	1.0
76,470		Spectra Energy Corp.	2,565,569	1.0
30,300		Statoil ASA ADR	682,962	0.3
43,700		Suncor Energy, Inc.	1,515,516	0.6
34,900	@	Superior Energy Services	889,252	0.3
7,969		Technip S.A.	797,810	0.3
55,661		Tesoro Corp.	3,263,404	1.2
28,785	@	Transocean Ltd.	1,450,188	0.5
35,700	@	Trican Well Services Ltd.	423,340	0.2
18,200	@	Unit Corp.	876,512	0.3
73,634		Valero Energy Corp.	3,366,546	1.3
90,957		Williams Cos., Inc.	3,203,506	1.2
17,223	@	WPX Energy, Inc.	320,176	0.1
			209,010,707	79.7

		Industrials: 0.2%
2,600		Union Pacific Corp.	421,304	0.2

		Materials: 18.8%
13,970		Air Products & Chemicals, Inc.	1,520,355	0.6
4,472		Airgas, Inc.	485,793	0.2
36,600		Alamos Gold, Inc.	468,802	0.2
72,167		Alcoa, Inc.	693,525	0.3
7,370		Allegheny Technologies, Inc.	244,831	0.1
24,765		Antofagasta PLC	320,444	0.1
6,577	@	Avery Dennison Corp.	321,615	0.1
9,811		Ball Corp.	490,354	0.2
6,992		Bemis Co., Inc.	272,898	0.1
11,900		Celanese Corp.	667,947	0.2
63,600		Centerra Gold, Inc.	190,342	0.1
6,660		CF Industries Holdings, Inc.	1,447,751	0.5
10,491		Cliffs Natural Resources, Inc.	262,380	0.1
35,400	@	Dominion Diamond Corp.	476,753	0.2

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
11,200	@	Domtar Corp.	$957,712	0.4
80,757		Dow Chemical Co.	3,154,368	1.2
10,391		Eastman Chemical Co.	800,419	0.3
17,081		Ecolab, Inc.	1,830,571	0.7
61,621		EI Du Pont de Nemours & Co.	3,782,297	1.4
55,362		Eldorado Gold Corp.	338,262	0.1
9,200		FMC Corp.	670,312	0.3
135,908		Freeport-McMoRan Copper & Gold, Inc.	4,714,649	1.8
47,264		GoldCorp, Inc.	1,061,549	0.4
15,069		HudBay Minerals, Inc.	108,492	0.0
5,527		International Flavors & Fragrances, Inc.	488,310	0.2
33,818		International Paper Co.	1,577,610	0.6
27,100	@	Louisiana-Pacific Corp.	444,440	0.2
64,000	@	Lundin Mining Corp.	261,409	0.1
29,898	@	LyondellBasell Industries NV – Class A	2,307,528	0.9
12,007		MeadWestvaco Corp.	421,566	0.2
38,474		Monsanto Co.	4,360,258	1.7
29,518	@	Mosaic Co.	1,413,912	0.5
49,698	@	Newmont Mining Corp.	1,234,001	0.5
21,227		Nucor Corp.	1,083,851	0.4
11,151	@	Owens-Illinois, Inc.	367,983	0.1
9,521		PPG Industries, Inc.	1,752,435	0.7
19,675	@	Praxair, Inc.	2,484,166	0.9
5,200		Randgold Resources Ltd. ADR	367,900	0.1
18,801		Rio Tinto PLC	998,450	0.4
10,800		Royal Gold, Inc.	486,972	0.2
13,284	@	Sealed Air Corp.	426,549	0.2
5,821		Sherwin-Williams Co.	1,065,418	0.4
8,106		Sigma-Aldrich Corp.	699,061	0.3
31,900	@	Stillwater Mining Co	358,237	0.1
13,382		Teck Cominco Ltd. – Class B	323,978	0.1
43,313	@	Thompson Creek Metals Co., Inc.	121,710	0.0
9,901		United States Steel Corp.	265,446	0.1
8,786		Vulcan Materials Co.	495,267	0.2
5,000	@	Worthington Industries	209,650	0.1
			49,298,528	18.8
		Total Common Stock (Cost $212,052,252)	258,730,539	98.7

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.1%
		Options on Indices: 0.1%
2,471,406	@	Put on Energy Select SPDR Fund, Strike @ 79.900, Exp. 12/20/13 Counterparty: Citigroup, Inc.	303,813	0.1
1,217,951	@	Put on Materials Select Sector SPDR, Strike @ 40.540, Exp. 12/20/13 Counterparty: UBS	49,699	0.0
			353,512	0.1
		Total Purchased Options (Cost $4,760,281)	353,512	0.1
		Total Long-Term Investments (Cost $216,812,533)	259,084,051	98.8

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
2,718,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%†† (Cost $2,718,001)	2,718,001	1.0
	Total Short-Term Investments (Cost $2,718,001)	2,718,001	1.0
	Total Investments in Securities (Cost $219,530,534)	$261,802,052	99.8
	Assets in Excess of Other Liabilities	440,442	0.2
	Net Assets	$262,242,494	100.0

††	Rate shown is the 7-day yield as of November 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Cost for federal income tax purposes is $220,463,514.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$58,774,848
Gross Unrealized Depreciation	(17,436,310)
Net Unrealized Appreciation	$41,338,538

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Energy	$208,212,897	$797,810	$—	$209,010,707
Industrials	421,304	—	—	421,304
Materials	47,611,734	1,686,794	—	49,298,528
Total Common Stock	256,245,935	2,484,604	—	258,730,539
Purchased Options	—	353,512	—	353,512
Short-Term Investments	2,718,001	—	—	2,718,001
Total Investments, at fair value	$258,963,936	$2,838,116	$—	$261,802,052
Other Financial Instruments+
Forward Foreign Currency Contracts	—	115,978	—	115,978
Total Assets	$258,963,936	$2,954,094	$—	$261,918,030
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(227,144)	$—	$(227,144)
Forward Foreign Currency Contracts	—	(15,024)	—	(15,024)
Total Liabilities	$—	$(242,168)	$—	$(242,168)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At November 30, 2013, the following forward foreign currency contracts were outstanding for the ING Risk Managed Natural Resources Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Canadian Dollar	600,000	Buy	12/18/13	$579,486	$564,461	$(15,024)
							$(15,024)
Brown Brothers Harriman	Canadian Dollar	4,000,000	Sell	12/18/13	$3,879,055	$3,763,077	$115,978
							$115,978

ING Risk Managed Natural Resources Fund Written OTC Options on November 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,449,275	JPMorgan Chase & Co.	Call on Energy Select SPDR Fund	89.380	USD	12/20/13	$844,493	$(155,713)
706,183	JPMorgan Chase & Co.	Call on Materials Select Sector SPDR	45.860	USD	12/20/13	152,394	(27,199)
2,471,406	Citigroup, Inc.	Put on Energy Select SPDR Fund	73.600	USD	12/20/13	1,288,838	(36,499)
1,217,951	UBS	Put on Materials Select Sector SPDR	37.340	USD	12/20/13	348,212	(7,733)
			Total Written OTC Options			$2,633,937	$(227,144)

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Investments in securities at value*	$353,512
Foreign exchange contracts	Forward foreign currency contracts	115,978
Total Asset Derivatives		$469,490
Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$15,024
Equity contracts	Written options	227,144
Total Liability Derivatives		$242,168

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Brown Brothers Harriman	Citigroup, Inc.	JPMorgan Chase & Co.	UBS	Totals
Assets:
Purchased Options	$—	$303,813	$—	$49,699	$353,512
Forward foreign currency contracts	115,978	—	—		115,978
Total Assets	$115,978	$303,813	$—	$49,699	$469,490
Liabilities:
Forward foreign currency contracts	$—	$15,024	$—		$15,024
Written options	—	36,499	182,912	7,733	227,144
Total Liabilities	$—	$51,523	$182,912	$7,733	$242,168
Net OTC derivative instruments by counterparty, at fair value	$115,978	$252,290	$(182,912)	$41,966	227,322
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$115,978	$252,290	$(182,912)	$41,966	$227,322

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014